Significant Accounting Policies - Net income (loss) per share and Cash and Cash Equivalents (Details) - USD ($)	3 Months Ended	9 Months Ended			12 Months Ended
	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Significant Accounting Policies
Shares excluded since their inclusion would be anti-dilutive		326,855,381		287,772,934	288,040,461	264,328,711
Income tax expense		$ (100,000)		$ 0	$ 0
Flying Eagle Acquisition Corp [Member]
Significant Accounting Policies
Interest income earned on Trust Account	$ 188,589		$ 691,470
Franchise taxes	50,000		140,548
Aggregate limit of working capital	1,000,000	1,000,000	1,000,000
Income tax expense	11,617		65,470
Cash equivalents	$ 0	$ 0	$ 0
Flying Eagle Acquisition Corp [Member] | Public Offering
Significant Accounting Policies
Shares excluded since their inclusion would be anti-dilutive	17,250,000
Flying Eagle Acquisition Corp [Member] | Private placement warrants
Significant Accounting Policies
Shares excluded since their inclusion would be anti-dilutive	10,033,333